Summary of Significant Accounting Policies (Details) - Schedule of Common Stock Subject to Possible Redemption is Reflected on the Balance Sheet - Clean Earth Acquisitions Corp [Member] - Class A Common Stock Not Subject to Possible Redemption [Member] - USD ($)
	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds from initial public offering				$ 230,000,000
Fair value allocated to public warrants				(4,390,700)
Fair value allocated to rights				(15,741,200)
Offering costs allocated to Class A common stock subject to possible redemption				(17,038,513)
Re-measurement on Class A common stock subject to possible redemption	$ 1,097,181	$ 1,097,561	$ 2,409,648	42,756,441
Class A common stock subject to possible redemption	$ 86,038,091	84,940,910	$ 237,995,676	$ 235,586,028
Redemption of Class A common stock		$ (154,152,327)